SEGMENT REPORTING - Schedule of Certain Financial Information for the Company's Reportable Operating Segments and Corporate and Other (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 339,778	$ 276,656	$ 994,639	$ 816,176	$ 1,140,072	$ 1,041,007	$ 797,919
Less: Cost of revenue	230,295	207,098	688,610	622,237	864,428	808,538	602,284
Revenues less cost of revenues	109,483	69,558	306,029	193,939	275,644	232,469	195,635
Operating expenses:
Compensation and benefits	68,753	37,850	146,734	107,227	145,225	110,685	83,643
Information technology and communication costs	9,290	7,250	25,689	21,442	29,167	22,513	16,598
Depreciation and amortization	8,229	6,045	21,337	17,107	23,372	21,030	20,284
Professional fees and outside services	10,807	12,658	30,159	34,663	47,656	44,713	35,054
Acquisition-related costs	0	0	2,901	0	0	2,723	2,408
General, administrative, and other expenses	12,709	6,914	29,930	23,483	33,049	33,671	32,304
Total operating expenses	109,788	70,717	256,750	203,922	278,469	235,335	190,291
Operating income / (loss)	(305)	(1,159)	49,279	(9,983)	(2,825)	(2,866)	5,344
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	(338)	(6,791)	(2,229)	(8,149)	(10,594)	(26)	71,267
Change in fair value of puttable warrants issued with debt	(255)	(1,635)	(1,172)	(1,635)	(4,662)	0	0
Interest income	2,658	840	5,371	1,976	3,302	2,664	600
Interest expense and amortization of debt issuance costs	(3,378)	(2,208)	(12,710)	(9,532)	(13,951)	(18,875)	(21,916)
Gain on intangible asset	0	0	(2,054)	52,604	52,604	0	0
Unrealized gain on derivative assets	7,979	10,010	(39,039)	76,684	83,840	0	0
Loss on debt extinguishment	(107,656)	0	(107,656)	0
Other, net	(1,595)	(703)	10,765	(149)	1,475	4,538	(574)
Income / (loss) before income tax provision	(102,890)	(1,646)	(99,445)	101,816	105,081	(22,069)	50,106
Operating Segments | Options
Segment Reporting Information [Line Items]
Revenues	276,540	200,058	799,393	599,171	851,754	788,287	658,122
Less: Cost of revenue	182,041	139,133	530,905	424,751	604,187	575,137	471,622
Revenues less cost of revenues	94,499	60,925	268,488	174,420	247,567	213,150	186,500
Operating expenses:
Compensation and benefits	27,373	15,456	62,447	42,763	59,466	49,180	38,132
Information technology and communication costs	3,896	2,928	11,041	8,606	11,691	10,635	9,244
Depreciation and amortization	3,826	2,835	10,293	8,116	11,216	10,553	9,291
Professional fees and outside services	4,189	4,281	12,438	13,523	20,523	18,005	16,774
Acquisition-related costs	0		0			0	0
General, administrative, and other expenses	3,851	2,498	11,129	8,427	11,104	8,032	11,861
Total operating expenses	43,135	27,998	107,348	81,435	114,000	96,405	85,302
Operating income / (loss)	51,364	32,927	161,140	92,985	133,567	116,745	101,198
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	0	0	0	0
Change in fair value of puttable warrants issued with debt	0	0	0	0
Interest income	482	265	1,248	805
Interest expense and amortization of debt issuance costs	0	0	0	0
Gain on intangible asset			0	0
Unrealized gain on derivative assets	0	0	0	0
Loss on debt extinguishment	0		0
Other, net	0	0	(1)	0
Income / (loss) before income tax provision	51,846	33,192	162,387	93,790
Operating Segments | Equities
Segment Reporting Information [Line Items]
Revenues	38,028	50,647	118,466	141,994	187,769	165,168	110,573
Less: Cost of revenue	33,676	48,413	106,092	141,478	185,407	173,608	116,845
Revenues less cost of revenues	4,352	2,234	12,374	516	2,362	(8,440)	(6,272)
Operating expenses:
Compensation and benefits	4,712	3,314	11,351	9,562	13,573	11,750	10,387
Information technology and communication costs	1,819	1,387	5,119	4,138	5,570	5,188	4,602
Depreciation and amortization	1,570	1,581	4,610	4,496	5,919	5,481	6,609
Professional fees and outside services	514	533	1,534	1,622	2,404	3,441	2,443
Acquisition-related costs	0		0			0	0
General, administrative, and other expenses	595	418	1,726	1,553	2,044	2,193	2,838
Total operating expenses	9,210	7,233	24,340	21,371	29,510	28,053	26,879
Operating income / (loss)	(4,858)	(4,999)	(11,966)	(20,855)	(27,148)	(36,493)	(33,151)
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	0	0	0	0
Change in fair value of puttable warrants issued with debt	0	0	0	0
Interest income	0	0	0	0
Interest expense and amortization of debt issuance costs	0	0	0	0
Gain on intangible asset			0	0
Unrealized gain on derivative assets	0	0	0	0
Loss on debt extinguishment	0		0
Other, net	0	0	0	0
Income / (loss) before income tax provision	(4,858)	(4,999)	(11,966)	(20,855)
Operating Segments | Futures
Segment Reporting Information [Line Items]
Revenues	19,364	24,840	67,278	71,684	96,075	83,728	25,514
Less: Cost of revenue	14,578	19,552	51,613	56,008	74,834	59,793	13,817
Revenues less cost of revenues	4,786	5,288	15,665	15,676	21,241	23,935	11,697
Operating expenses:
Compensation and benefits	16,574	11,890	39,883	34,003	44,072	31,960	18,096
Information technology and communication costs	2,653	2,274	7,143	6,777	9,241	5,840	1,940
Depreciation and amortization	1,692	927	3,655	2,401	3,446	1,501	972
Professional fees and outside services	265	1,138	1,729	3,859	4,977	5,177	987
Acquisition-related costs	0		0			0	0
General, administrative, and other expenses	2,138	1,879	5,865	4,856	6,717	8,627	7,499
Total operating expenses	23,322	18,108	58,275	51,896	68,453	53,105	29,494
Operating income / (loss)	(18,536)	(12,820)	(42,610)	(36,220)	(47,212)	(29,170)	(17,797)
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	0	0	0	0
Change in fair value of puttable warrants issued with debt	0	0	0	0
Interest income	207	224	599	687
Interest expense and amortization of debt issuance costs	(36)	(91)	(106)	(137)
Gain on intangible asset			0	0
Unrealized gain on derivative assets	0	0	0	0
Loss on debt extinguishment	0		0
Other, net	(61)	1,239	2,183	953
Income / (loss) before income tax provision	(18,426)	(11,448)	(39,934)	(34,717)
Operating Segments | International
Segment Reporting Information [Line Items]
Revenues	5,533	806	8,650	2,460	3,311	3,244	3,158
Less: Cost of revenue	0	0	0	0	0	0	0
Revenues less cost of revenues	5,533	806	8,650	2,460	3,311	3,244	3,158
Operating expenses:
Compensation and benefits	2,720	2,036	5,332	6,374	8,357	4,704	3,858
Information technology and communication costs	663	567	1,676	1,614	2,255	487	577
Depreciation and amortization	435	146	1,038	427	584	498	297
Professional fees and outside services	305	119	881	584	790	649	644
Acquisition-related costs	0		0			0	0
General, administrative, and other expenses	627	584	1,545	1,480	2,119	1,444	1,093
Total operating expenses	4,750	3,452	10,472	10,479	14,105	7,782	6,469
Operating income / (loss)	783	(2,646)	(1,822)	(8,019)	(10,794)	(4,538)	(3,311)
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	0	0	0	0
Change in fair value of puttable warrants issued with debt	0	0	0	0
Interest income	111	0	131	0
Interest expense and amortization of debt issuance costs	0	0	0	0
Gain on intangible asset			(2,054)	52,604
Unrealized gain on derivative assets	7,979	10,010	(39,039)	76,684
Loss on debt extinguishment	0		0
Other, net	0	0	(62)	0
Income / (loss) before income tax provision	8,873	7,364	(42,846)	121,269
Corporate & Other
Segment Reporting Information [Line Items]
Revenues	313	305	852	867	1,163	580	552
Less: Cost of revenue	0	0	0	0	0	0	0
Revenues less cost of revenues	313	305	852	867	1,163	580	552
Operating expenses:
Compensation and benefits	17,374	5,154	27,721	14,525	19,757	13,091	13,170
Information technology and communication costs	259	94	710	307	410	363	235
Depreciation and amortization	706	556	1,741	1,667	2,207	2,997	3,115
Professional fees and outside services	5,534	6,587	13,577	15,075	18,962	17,441	14,206
Acquisition-related costs	0		2,901			2,723	2,408
General, administrative, and other expenses	5,498	1,535	9,665	7,167	11,065	13,375	9,013
Total operating expenses	29,371	13,926	56,315	38,741	52,401	49,990	42,147
Operating income / (loss)	(29,058)	(13,621)	(55,463)	(37,874)	$ (51,238)	$ (49,410)	$ (41,595)
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	(338)	(6,791)	(2,229)	(8,149)
Change in fair value of puttable warrants issued with debt	(255)	(1,635)	(1,172)	(1,635)
Interest income	1,858	351	3,393	484
Interest expense and amortization of debt issuance costs	(3,342)	(2,117)	(12,604)	(9,395)
Gain on intangible asset			0	0
Unrealized gain on derivative assets	0	0	0	0
Loss on debt extinguishment	(107,656)		(107,656)
Other, net	(1,534)	(1,942)	8,645	(1,102)
Income / (loss) before income tax provision	$ (140,325)	$ (25,755)	$ (167,086)	$ (57,671)